Share of profit after tax of equity accounted units - Summary of share of profit after tax of equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Equity Accounted Units [Line Items]
Sales revenue	$ 63,495	$ 44,611	$ 43,165
Operating costs	(32,690)	(26,254)	(27,307)
Finance items	(26)	(1,751)	(648)
Profit before taxation	30,833	15,391	11,119
Taxation	(8,258)	(4,991)	(4,147)
Rio Tinto
Disclosure Of Equity Accounted Units [Line Items]
Sales revenue	3,181	2,490	2,358
Operating costs	(1,435)	(1,439)	(1,812)
Profit before finance items and taxation	1,746	1,051	546
Finance items	(58)	(59)	(65)
Share of profit after tax of equity accounted units	13	23	10
Profit before taxation	1,701	1,015	491
Taxation	(659)	(363)	(190)
Profit for the year	$ 1,042	$ 652	$ 301